STOCK OPTION PLAN AND WARRANTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2020	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2010
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		221,756		217,056	162,625	126,805
Share issuable	625,000
Unrecognized stock- based compensation				$ 32,800
Shares granted		10,000		79,000	37,188
Fair value				$ 1.10	$ 0.34
Stock option compensation			$ 25,600	$ 122,600	$ 104,600
Exercised warrants, shares					118,238
Acquire shares					118,238
Proceeds from issuance of warrants					$ 1,322,885
Shares granted		10,000
Fair value		$ 16,573
Compensation cost		$ 0	$ 25,600
2010 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan								203,125	375,000	15,625
Options outstanding		21,422		23,659
2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding				193,397
Share issuable				656,250
2020 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan							156,250
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding		221,756		217,056	162,265